U.S. SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.  20549

                                        FORM 24F-2
                           ANNUAL NOTICE OF SECURITES SOLD
                                  PURSUANT TO RULE 24F-2

                READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

        iShares Trust
        45 Fremont Street
        San Francisco, CA  94105

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                          [  ]
        iShares Nasdaq Biotechnology Index Fund
        iShares S&P 100 Index Fund
        iShares S&P 500 Index Fund
        iShares S&P 500/BARRA Growth Index Fund
        iShares S&P 500/BARRA Value Index Fund
        iShares S&P MidCap 400 Index Fund
        iShares S&P MidCap 400/BARRA Growth Index Fund iShares S&P MidCap 400/BARRA Value Index Fund iShares S&P SmallCap 600 Index Fund iShares S&P SmallCap 600/BARRA Growth Index Fund iShares S&P SmallCap 600/BARRA Value Index Fund iShares S&P Global 100 Index Fund iShares S&P Global Energy Sector Index Fund iShares S&P Global Financial Sector Index Fund iShares S&P Global Healthcare Sector Index Fund iShares S&P Global Technology Sector Index Fund iShares S&P Global Telecommunications Sector Index Fund iShares S&P Europe 350 Index Fund iShares S&P Latin America 40 Index Fund iShares S&P TOPIX/150 Index Fund iShares S&P 1500 Index Fund iShares Russell 3000 Index Fund iShares Russell 3000 Growth Index Fund iShares Russell 3000 Value Index Fund iShares Russell 2000 Index Fund iShares Russell 2000 Growth Index Fund iShares Russell 2000 Value Index Fund iShares Russell 1000 Index Fund iShares Russell 1000 Growth Index Fund iShares Russell 1000 Value Index Fund iShares Russell Midcap Index Fund iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund

 3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935


 4(a).  Last day of fiscal year for which this Form is filed: 3/31/04


 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.     Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                 $22,297,467,972

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:         $10,029,760,879

     (iii)  Aggregate price of securities redeemed
            or repurchased during any PRIOR fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to
            the Commission:                                $0

     (iv)   Total available redemption credits
            [add items 5(ii) and 5(iii)]:                  $10,029,760,879

     (v)    Net sales -- if item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(I)]:                               $12,267,707,093

     (vi)   Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:                         $0

     (vii)  Multiplier for determining registration
            fee (See Instruction C.9):                     x  0.0001267

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee
            is due):                                        = $1,554,318.49

                                                             ------------
                                                             ------------
  6.   Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

 7.  Interest due -- if this Form is being filed more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):              N/A

 8.  Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]:                                 = $1,554,318.49

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                        June 18, 2004

                        CIK: 0001100663

        Method of Delivery:

                        [X]  Wire Transfer
                        [ ]  Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


                /s/ Jeffrey J. Gaboury
                ---------------------
                Jeffrey J. Gaboury
                Assistant Treasurer



Date:  June 23, 2004

*Please print the name and title of the signing officer below the signature.